Leases - Schedule of Carrying Amounts And Movement in Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	$ 323,224	$ 44,823
Depreciation for the year	119,775	34,065
Right of use Assets, Ending balance	359,057	323,224
Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	361,905	53,673
Additions	560,398	349,810
Adjustments for early termination	(403,080)	(41,578)
Effect of movements in exchange rates	21,852
Right of use Assets, Ending balance	541,075	361,905
Accumulated Depreciation and Impairment Losses
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	(38,681)	(8,850)
Depreciation for the year	119,774	34,065
Impairment for the year	25,588
Effect of movements in exchange rates	2,025	(4,234)
Right of use Assets, Ending balance	(182,018)	(38,681)
Leasehold Property
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	302,924	25,123
Right of use Assets, Ending balance	271,295	302,924
Leasehold Property | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	330,289	27,407
Additions	467,465	339,539
Adjustments for early termination	(403,080)
Effect of movements in exchange rates	25,316	(36,657)
Right of use Assets, Ending balance	419,990	330,289
Leasehold Property | Accumulated Depreciation and Impairment Losses
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	(27,365)	(2,284)
Depreciation for the year	97,756	27,741
Impairment for the year	25,588
Effect of movements in exchange rates	(2,014)	(2,660)
Right of use Assets, Ending balance	(148,695)	(27,365)
Furniture, Fixtures And Office Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	9,247
Right of use Assets, Ending balance	7,800	9,247
Furniture, Fixtures And Office Equipment | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	9,511
Additions		10,271
Effect of movements in exchange rates	171	(760)
Right of use Assets, Ending balance	9,682	9,511
Furniture, Fixtures And Office Equipment | Accumulated Depreciation and Impairment Losses
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	(264)
Depreciation for the year	1,682	285
Effect of movements in exchange rates	(64)	(21)
Right of use Assets, Ending balance	(1,882)	(264)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	11,053	19,700
Right of use Assets, Ending balance	79,962	11,053
Vehicles | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	22,105	26,266
Additions	92,933
Effect of movements in exchange rates	(3,635)	(4,161)
Right of use Assets, Ending balance	111,403	22,105
Vehicles | Accumulated Depreciation and Impairment Losses
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	(11,052)	(6,566)
Depreciation for the year	20,336	6,039
Effect of movements in exchange rates	53	(1,553)
Right of use Assets, Ending balance	$ (31,441)	$ (11,052)